Taxes - Reconciliation of tax rate (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxes [Abstract]
Mexican statutory income tax rate	30.00%	30.00%	30.00%
Difference between book and tax inflationary values and translation effects	(5.40%)	(4.80%)	(5.00%)
Annual inflation tax adjustment	7.00%	7.70%	3.00%
Difference between statutory income tax rates	2.80%	0.20%	1.00%
Non-deductible expenses	3.80%	2.10%	3.80%
Taxable (non-taxable) income	1.40%	2.30%	2.90%
Others	0.10%	0.10%	(1.90%)
Impairments	0.00%	0.00%	4.60%
Adjustments for previous tax years	0.40%	0.00%	30.30%
Income tax credits	0.00%	(1.50%)	(8.30%)
Tax Loss	(5.50%)	(1.40%)	16.30%
Consolidated Effective income tax rate	34.60%	34.70%	76.70%
Recognized deferred tax asset	$ (2,194)		$ 2,349
Effective income tax rate without extraordinary effects			42.90%